Tax Financing Program - Summary of Outstanding Balance of Tax Debt Refinancing Program (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Tax debt refinancing program payable	R$ 553,206	R$ 888,777
Tax debt refinancing program payable, current	142,036	278,277
Tax debt refinancing program payable, Non-current	411,170	610,500
Law 11941/09 and Law 12865/2013 tax financing program
Debt Instrument [Line Items]
Tax debt refinancing program payable	496,240	638,409
REFIS II - PAES
Debt Instrument [Line Items]
Tax debt refinancing program payable		4,336
PRT (MP 766/2017)
Debt Instrument [Line Items]
Tax debt refinancing program payable	54,528	233,051
PERT (LAW 13496/2017)
Debt Instrument [Line Items]
Tax debt refinancing program payable	R$ 2,438	R$ 12,981